Notes to the Balance Sheet - Summary of Financial Assets from Collaborations - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Rate	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) Rate	Dec. 31, 2020 EUR (€)
Additional Information [Line Items]
Revenue Recognition Milestone Method Revenue Recognized		€ 971,200
Percentage on share of profit loss of associates and joint ventures | Rate	50.00%		50.00%
Financial assets				€ 1,373,984
Current financial liabilities			€ 277,998	129,132
Non-current financial liabilities			€ 1,963,824	€ 789,111
Change in Expected Sales Revenues | Rate	1.00%		1.00%
Incyte [member]
Additional Information [Line Items]
Financial assets	$ 18.9		€ 16,700
Percentage of shares in development cost | Rate	55.00%		55.00%
Current financial liabilities	$ 1.2		€ 1,100
Non-current financial liabilities	$ 581.3		€ 513,300
Morphosys [member]
Additional Information [Line Items]
Percentage of shares in development cost | Rate	45.00%		45.00%
Top of range [member]
Additional Information [Line Items]
Revenue Recognition Milestone Method Revenue Recognized | $	$ 1,100.0
Top of range [member] | Financial Assets from Collaborations [Member]
Additional Information [Line Items]
Change in Fair Value			€ 17,300
Top of range [member] | Incyte [member]
Additional Information [Line Items]
Percentage of future development costs for clinical trials | Rate	100.00%		100.00%
Bottom of range [member] | Financial Assets from Collaborations [Member]
Additional Information [Line Items]
Change in Fair Value			€ 16,200